Operating expenses by function - General and administrative expenses (Details) € in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
General and administrative expenses
Expense for the period	€ 812	€ 5,667	€ 3,422
Non-current government grants			380
Proceeds from government grants			€ 202
Percentage of budget expenses incurred			53
Additional expense	0	0
Decrease in personnel expenses due to restructuring and decrease of staff	604	2,467
Increase in personal expenses due to stock-based compensation		1,002	€ 1,002
General and administrative expenses
General and administrative expenses
Personnel expenses	(1,570)	(4,110)	(3,107)
Other purchases and external charges	(3,427)	(2,928)	(3,991)
Miscellaneous	(491)	(199)	(52)
Research and development expenses, net	€ (5,488)	€ (7,237)	€ (7,150)